Net results of financial transactions	6 Months Ended
Jun. 30, 2022
Net results of financial transactions
Net results of financial transactions

Note 3. Net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Derecognition of financial instruments not measured at fair value through profit or loss	1	0	29	1	30	33
Financial assets or liabilities at fair value through profit or loss	-171	-151	-28	-322	-39	13
Financial instruments under fair-value hedge accounting	85	-19	7	66	3	12
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	-7	0	1	-7	-2	-2
Total net results of financial transactions	-92	-170	9	-262	-8	56